Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
March 31, 2025
VIPIFF2035-NPRT1-0525
1.9909101.101
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	111,585	1,033,274
Fidelity International Bond Index Fund (a)	30,221	280,451
Fidelity Long-Term Treasury Bond Index Fund (a)	201,957	1,922,632
VIP High Income Portfolio - Investor Class (a)	60,475	284,230
VIP Investment Grade Bond II Portfolio - Investor Class (a)	356,247	3,373,658
TOTAL BOND FUNDS (Cost $6,874,029)		6,894,245

Domestic Equity Funds - 38.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	30,034	1,578,281
VIP Equity Income Portfolio - Investor Class (a)	47,720	1,288,443
VIP Growth & Income Portfolio - Investor Class (a)	58,798	1,764,518
VIP Growth Portfolio - Investor Class (a)	30,052	2,610,904
VIP Mid Cap Portfolio - Investor Class (a)	12,185	402,974
VIP Value Portfolio - Investor Class (a)	50,716	896,653
VIP Value Strategies Portfolio - Investor Class (a)	32,039	444,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,408,051)		8,985,835

International Equity Funds - 32.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	202,392	2,465,136
VIP Overseas Portfolio - Investor Class (a)	193,542	5,165,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,367,549)		7,630,770

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,649,629)	23,510,850
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	23,510,850

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	876,220	155,136	37,464	-	335	39,047	1,033,274	111,585
Fidelity International Bond Index Fund	626,862	70,319	418,662	-	(363)	2,295	280,451	30,221
Fidelity Long-Term Treasury Bond Index Fund	1,669,104	325,671	142,477	17,067	(493)	70,827	1,922,632	201,957
VIP Contrafund Portfolio - Investor Class	1,462,699	324,202	73,020	46,735	(2,232)	(133,368)	1,578,281	30,034
VIP Emerging Markets Portfolio - Investor Class	2,393,575	317,584	400,272	-	(3,072)	157,321	2,465,136	202,392
VIP Equity Income Portfolio - Investor Class	1,193,549	158,767	93,656	9,225	(228)	30,011	1,288,443	47,720
VIP Growth & Income Portfolio - Investor Class	1,637,561	240,611	92,553	16,717	(895)	(20,206)	1,764,518	58,798
VIP Growth Portfolio - Investor Class	2,424,110	517,811	77,741	29,570	(3,964)	(249,312)	2,610,904	30,052
VIP High Income Portfolio - Investor Class	259,154	40,191	16,048	578	12	921	284,230	60,475
VIP Investment Grade Bond II Portfolio - Investor Class	2,591,026	871,045	173,163	675	(2,510)	87,260	3,373,658	356,247
VIP Mid Cap Portfolio - Investor Class	375,767	93,263	21,192	17,371	(489)	(44,375)	402,974	12,185
VIP Overseas Portfolio - Investor Class	4,576,582	715,041	357,150	53,300	(11,045)	242,206	5,165,634	193,542
VIP Value Portfolio - Investor Class	838,707	159,142	41,783	32,912	(985)	(58,428)	896,653	50,716
VIP Value Strategies Portfolio - Investor Class	416,882	86,499	16,346	7,881	(596)	(42,377)	444,062	32,039
	21,341,798	4,075,282	1,961,527	232,031	(26,525)	81,822	23,510,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.